Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-5657518
Plan number	001
Cash	$ 1,089	$ 0
Participant loan, current value	7,129,084
Total	$ 801,089,179
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	850.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	950.00%
Investment, Identifier [Axis]: American Funds | American Balanced Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 59,604,138
Investment, Identifier [Axis]: American Funds | EuroPacific Growth Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,912,147
Investment, Identifier [Axis]: American Funds | Growth Fund of America - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	99,402,869
Investment, Identifier [Axis]: American Funds | New World Fund Class R-5E - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,698,585
Investment, Identifier [Axis]: American Funds | Washington Mutual Investors Fund Class R-5 - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,187,778
Investment, Identifier [Axis]: Artisan Partners | Artisan Mid Cap Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,988,213
Investment, Identifier [Axis]: Cohen & Steers | Cohen & Steers Real Estate Securities Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,814,964
Investment, Identifier [Axis]: Columbia | Columbia Dividend Income Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,547,194
Investment, Identifier [Axis]: DFA | DFA Inflation - Protected Securities I - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,663,615
Investment, Identifier [Axis]: DWS | Government Money Market Series - Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,926
Investment, Identifier [Axis]: Federated Hermes | Governmental Obligations Fund - Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	57,601,988
Investment, Identifier [Axis]: Fidelity | Fidelity 500 Index Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	105,025,147
Investment, Identifier [Axis]: Fidelity | Fidelity Advisor Equity Growth Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,711,791
Investment, Identifier [Axis]: First Eagle | First Eagle Global Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	59,437,128
Investment, Identifier [Axis]: Franklin | Franklin Small Cap Value Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,454,992
Investment, Identifier [Axis]: Insurance contracts | Policy Number 4000347
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,118
Investment, Identifier [Axis]: Invesco | International Small-Mid Company Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,381,308
Investment, Identifier [Axis]: Invesco | Invesco Small Cap Growth Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,531,434
Investment, Identifier [Axis]: JPMorgan | JPMorgan Core Bond Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,655,755
Investment, Identifier [Axis]: MFS Investment Management | MFS Mid Cap Value Federated R4 - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,862,671
Investment, Identifier [Axis]: Oppenheimer Holdings Inc. | Oppenheimer Holdings Inc. - Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,237,289
Investment, Identifier [Axis]: PIMCO | PIMCO Income Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,209,222
Investment, Identifier [Axis]: Vanguard | Vanguard Intermediate - Term Treasury Fund - Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,997,734